Investments - Summary of Investments (Detail) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Listed
At fair value through OCI	$ 30.9	$ 42.4
Unlisted
Asanko redeemable preference shares	94.5	92.6
Derivative instruments
Warrants	0.0	12.9
Other	13.2	0.0
Total investments	$ 138.6	$ 147.9
Redeemable preference shares	132,439,999	137,439,999
Redeemable preference shares, par value	$ 132,439,999	$ 137,439,999
Asanko Gold
Listed
At fair value through OCI	$ 15.8	$ 24.7
Magmatic Resources Limited
Listed
At fair value through OCI	1.4	2.5
Chakana Copper Corp
Listed
At fair value through OCI	5.3	7.4
Lefroy Exploration Limited
Listed
At fair value through OCI	$ 4.9	$ 3.8